Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed.

Singapore

In accordance with the relevant tax laws and regulations of Singapore, a company registered in Singapore is subject to income taxes at a flat rate of 17%.

	For the years ended December 31,
	2023 SGD	2024 SGD	2025 SGD	2025 USD
Income before provision for income taxes is attributable to the following geographic locations:
Singapore	(33,313)	(850,004)	(2,036,143)	(1,506,747)
Foreign	-	-	-	-
Total income (loss) before income taxes	(33,313)	(850,004)	(2,036,143)	(1,506,747)

The following table reconciles Singapore statutory rates to the Company’s effective tax:

	For the years ended December 31,
	2023 SGD	2024 SGD	2025 SGD	2025 USD
Profit (loss) before income taxes	(33,313)	(850,004)	(2,036,143)	(1,506,747)
Singapore statutory income tax rate	17%	17%	17%	17%

Non-deductible depreciation	-70%	-3%	-1%	-1%
Non-deductible professional fees	-467%	-9%	-6%	-6%
Other non-deductible expenses	-39%	-1%	0%	-0%
Tax rebate and exemption	673%	0%	-10%	-10%
Effective tax rate	114%	4%	0%	0%

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	2024 SGD	2025 SGD	2025 USD
Allowance for credit loss	271,841	271,841	201,162
Lease liabilities	120,936	120,936	89,493
Net operating loss carried forward	32,641	32,641	24,154
Total deferred tax assets	425,418	425,418	314,809
Deferred tax liabilities:
Right-of-use assets	(120,936)	(120,936)	(89,493)
Total deferred tax liabilities	(120,936)	(120,936)	(89,493)
Net deferred tax asset:	304,482	304,482	225,316

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income taxes for the years ended December 31, 2023, 2024 and 2025. The Company also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.

The tax years ended December 31, 2021 through 2025 for the Company’s subsidiary in the Singapore is generally subject to examination by the Singapore tax authorities.